INTEREST INCOME AND DERIVATIVES AND OTHER INVESTMENT GAINS (Details) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
	Jun. 20, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 16, 2017	Sep. 21, 2012
Analysis of income and expense [abstract]
Interest income		$ 2.5		$ 0.8	$ 6.4	$ 1.9
Gain on embedded derivative and warrants		4.2		1.3	5.4	5.3
Gain on sale of a 30% interest in the Côté Gold Project		0.0		0.0	19.2	0.0
Amortization of gains related to flow-through common shares		0.2		1.2	3.5	3.3
Gain (loss) on purchase and redemption of Senior unsecured notes		0.0		4.0	(20.2)	4.0
Write-down of receivables		0.0		(1.5)	0.0	0.0
Gain on sale of gold bullion		0.0		0.0	0.0	72.9
Other gains (losses)		0.4		(0.3)	0.5	1.3
Interest income and derivatives and other investment gains		$ 7.3		5.5	$ 14.8	$ 88.7
Senior Unsecured Notes at 6.75%
Analysis of income and expense [abstract]
Gain (loss) on purchase and redemption of Senior unsecured notes			$ (20.2)	$ 4.0
Senior Unsecured Notes at 6.75% | Fixed interest rate
Investment [Line Items]
Interest rate		6.75%			6.75%		6.75%	6.75%
Disposal Of Interest In Cote Gold Project
Analysis of income and expense [abstract]
Gain on sale of a 30% interest in the Côté Gold Project	$ 19.2
Investment [Line Items]
Proportion of ownership interest in joint venture	30.00%				30.00%